COMMITMENTS AND CONTINGENCIES (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 893
2018	460
2019	87
Total minimum lease payments	1,440
Less amounts representing interest	125
Present value of minimum lease payments	1,315
Less current portion, included in accrued expenses	802
Long term obligation, included in other long-term liabilities	$ 513